UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the
Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period ____________ to ____________

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period ____________ to ____________

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2013 to December 31, 2013

Date of Report (Date of earliest event reported):
February 14, 2014 (January 1, 2013)

The CIT Group/Equipment Financing, Inc.

(Exact name of securitizer as specified in its charter)

025-00504	0001474156
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

John Erskine, Assistant General Counsel, (973) 740-5000
Name and telephone number, including area code,

of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

The CIT Group/Equipment Financing, Inc., as securitizer, is filing this Form ABS–15G pursuant to Rule 15Ga-1 of the Securities Exchange Act of 1934, as amended (17 CFR §240.15Ga-1), in respect of all asset-backed securities sponsored by it and outstanding during the annual reporting period ended December 31, 2013 in the railcar and related railcar lease asset class.

The asset-backed securities sponsored by The CIT Group/Equipment Financing, Inc. that are covered by this Form ABS-15G consist of those asset-backed securities of the following issuing entity:

(i)	CIT Railcar Funding Company LLC.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

THE CIT GROUP/EQUIPMENT FINANCING, INC.
(Securitizer)

	By:	/s/ Mark A. Carlson
		Name:	Mark A. Carlson
		Title:	Senior Vice President & Treasury Controller

Date: February 14, 2014